Accounts payable	12 Months Ended
Dec. 31, 2019
Accounts Payable [Abstract]
Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Trade creditors	5,482	6,995
Factors or other financial institutions for borrowings	888	934
Accounts payable to Board Members	117	239
Accounts payable to other related parties	2	292
Accounts payable to underwriters, promoters, and employees	2,229	2,185
Other accounts payable	1,995	2,272
Total accounts payable	10,713	12,917

Accounts payable to Board Members are made up of accrued board fees and a payable balance of CHF 2,245 (USD 2,320) to Dourgam Kummer relating to unpaid business expenses (see note 40 for detail).

Accounts payable to other related parties are made up of a CHF 2,196 (USD 2,269) payable to a related party of Carlos Moreira (see note 40 for detail).

Accounts payable to employees consist primarily of holiday, bonus and 13th month accruals across WISeKey.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.